RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ 0